BBH INCOME FUND

PORTFOLIO OF INVESTMENTS

January 31, 2024 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	ASSET BACKED SECURITIES (18.2%)
$4,264,109	ABPCI Direct Lending Fund ABS I, Ltd. 2020-1A1	12/20/30	3.199%	$3,956,889
2,270,000	ABPCI Direct Lending Fund ABS II LLC 2022-2A1	03/01/32	4.987	2,052,041
2,630,000	Adams Outdoor Advertising LP 2023-1[1]	07/15/53	6.967	2,680,377
3,250,000	Aligned Data Centers Issuer LLC 2023-1A1	08/17/48	6.000	3,242,349
1,480,000	Ares PBN Finance Co. LLC[1,2]	10/15/36	6.000	1,439,300
5,200,000	Avis Budget Rental Car Funding AESOP LLC 2023-4A1	06/20/29	5.490	5,264,961
1,374,115	BHG Securitization Trust 2022-A1	02/20/35	1.710	1,343,732
4,165,000	BHG Securitization Trust 2023-A1	04/17/36	6.350	4,196,208
294,563	Business Jet Securities LLC 2020-1A1	11/15/35	2.981	285,540
1,430,000	CARS-DB4 LP 2020-1A1	02/15/50	4.170	1,374,836
3,435,625	CARS-DB7 LP 2023-1A1	09/15/53	6.500	3,427,074
1,025,375	CF Hippolyta Issuer LLC 2020-1[1]	07/15/60	2.280	939,688
2,374,427	CF Hippolyta Issuer LLC 2022-1A1	08/15/62	5.970	2,336,008
2,330,000	Credit Acceptance Auto Loan Trust 2023-1A1	07/15/33	7.710	2,413,134
3,070,000	DataBank Issuer 2023-1A1	02/25/53	5.116	2,862,309
2,850,000	DigitalBridge Issuer LLC 2021-1A1	09/25/51	3.933	2,674,380
560,143	Elm Trust 2020-3A1	08/20/29	2.954	535,319
1,477,995	Elm Trust 2020-4A1	10/20/29	2.286	1,403,163
4,460,000	Flexential Issuer 2021-1A1	11/27/51	3.250	4,041,740
561,241	FNA LLC 2019-1[1,2,3,4]	12/10/31	3.000	516,061
479,688	FREED ABS Trust 2022-2CP1	05/18/29	4.490	478,232
1,141,440	Global SC Finance VII Srl 2020-1A1	10/17/40	2.170	1,053,199
1,077,221	Global SC Finance VII Srl 2020-2A1	11/19/40	2.260	995,171
3,694,617	Golub Capital Partners ABS Funding, Ltd. 2021-1A1	04/20/29	2.773	3,471,323
6,810,000	Hartwick Park CLO Ltd. 2023-1A (3-Month CME Term SOFR + 2.250%)[1,4]	01/21/36	7.591	6,823,113
2,980,000	HPEFS Equipment Trust 2023-1A1	04/20/28	5.730	2,987,039
2,540,000	Lendmark Funding Trust 2023-1A1	05/20/33	5.590	2,533,923
456,419	LIAS Administration Fee Issuer LLC 2018-1A	07/25/48	5.956	423,380
556,720	Mariner Finance Issuance Trust 2020-AA1	08/21/34	2.190	545,350
1,840,000	MCF CLO 10, Ltd. 2023-1A (3-Month CME Term SOFR + 4.200%)[1,4]	04/15/35	9.514	1,851,240
1,116,711	Monroe Capital ABS Funding, Ltd. 2021-1A1	04/22/31	2.815	1,044,420
1,870,000	Monroe Capital ABS Funding II, Ltd. 2023-1A1	04/22/33	6.650	1,893,501
1,790,000	Monroe Capital Income Plus ABS Funding LLC 2022-1A1	04/30/32	5.150	1,559,765
2,465,000	Navistar Financial Dealer Note Master Owner Trust II 2023-1[1]	08/25/28	6.180	2,492,325
2,700,000	Neuberger Berman Loan Advisers CLO 40, Ltd. 2021-40A (3-Month CME Term SOFR + 1.322%)[1,4]	04/16/33	6.636	2,702,243
169,961	Newtek Small Business Loan Trust 2018-1 (U.S. Prime Rate - 0.550%)[1,4]	02/25/44	7.950	168,546

BBH INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2024 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	ASSET BACKED SECURITIES (continued)
$80,622	Newtek Small Business Loan Trust 2018-1 (U.S. Prime Rate + 0.750%)[1,4]	02/25/44	9.250%	$80,119
3,428,310	Newtek Small Business Loan Trust 2023-1 (U.S. Prime Rate - 0.500%)[1,4]	07/25/50	8.000	3,420,131
3,550,000	NextGear Floorplan Master Owner Trust 2022-1A1	03/15/27	2.800	3,455,804
5,440,000	NextGear Floorplan Master Owner Trust 2023-1A1	03/15/28	5.740	5,528,648
1,660,000	NFAS2 LLC 2022-1[1]	09/15/28	6.860	1,645,498
3,960,000	Niagara Park CLO, Ltd. 2019-1A (3-Month CME Term SOFR + 1.262%)[1,4]	07/17/32	6.578	3,961,458
2,180,000	OnDeck Asset Securitization Trust III LLC 2021-1A1	05/17/27	1.590	2,142,728
2,930,000	OneMain Financial Issuance Trust 2022-S1[1]	05/14/35	4.130	2,855,360
6,610,000	OneMain Financial Issuance Trust 2023-2A1	09/15/36	6.170	6,754,423
5,630,000	Oportun Issuance Trust 2021-C1	10/08/31	2.180	5,228,469
680,356	Oxford Finance Funding LLC 2020-1A1	02/15/28	3.101	658,943
2,320,000	PennantPark CLO VII LLC 2023-7A (3-Month CME Term SOFR + 4.050%)[1,4]	07/20/35	9.396	2,349,889
342,300	ReadyCap Lending Small Business Loan Trust 2019-2 (U.S. Prime Rate - 0.500%)[1,4]	12/27/44	8.000	340,661
5,150,000	Regional Management Issuance Trust 2022-1[1]	03/15/32	3.070	4,930,717
1,322,102	Republic Finance Issuance Trust 2020-A1	11/20/30	2.470	1,300,104
5,240,000	Retained Vantage Data Centers Issuer LLC 2023-1A1	09/15/48	5.000	4,984,141
2,130,000	Sabey Data Center Issuer LLC 2020-1[1]	04/20/45	3.812	2,061,057
1,795,000	Sabey Data Center Issuer LLC 2023-1[1]	04/20/48	6.250	1,810,340
2,240,000	Santander Drive Auto Receivables Trust 2023-5	02/18/31	6.430	2,333,641
2,310,000	Southwick Park CLO LLC 2019-4A (3-Month CME Term SOFR + 1.322%)[1,4]	07/20/32	6.639	2,311,554
1,150,000	Stack Infrastructure Issuer LLC 2023-1A1	03/25/48	5.900	1,141,464
3,520,000	Stack Infrastructure Issuer LLC 2023-3A1	10/25/48	5.900	3,493,980
154,091	SWC Funding LLC 2018-1A1	08/15/33	4.750	153,857
1,188,688	Textainer Marine Containers VII, Ltd. 2020-1A1	08/21/45	2.730	1,113,688
4,424,398	Thrust Engine Leasing DAC 2021-1A1	07/15/40	4.163	3,827,237
2,620,000	TierPoint Issuer LLC 2023-1A1	06/25/53	6.000	2,549,845
3,350,000	Vantage Data Centers Issuer LLC 2023-1A1	03/16/48	6.316	3,368,546
5,180,947	VC 3 LS LP 2021-B1,2	10/15/41	4.750	4,248,377
1,583,855	VCP RRL ABS I, Ltd. 2021-1A1	10/20/31	2.152	1,430,529
4,830,000	Westlake Automobile Receivables Trust 2023-2A1	03/15/28	6.290	4,858,060
2,288,935	Willis Engine Structured Trust VII 2023-A1	10/15/48	8.000	2,379,599
	Total Asset Backed Securities
	(Cost $168,102,902)			164,726,746

BBH INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2024 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	COMMERCIAL MORTGAGE BACKED SECURITIES (5.8%)
$1,390,000	BPR Trust 2022-OANA (1-Month CME Term SOFR + 2.697%)[1,4]	04/15/37	8.030%	$1,358,725
4,740,000	BX Commercial Mortgage Trust 2022-CSMO (1-Month CME Term SOFR + 3.889%)[1,4]	06/15/27	9.222	4,748,887
1,232,451	BXMT, Ltd. 2020-FL2 (1-Month CME Term SOFR + 1.014%)[1,4]	02/15/38	6.346	1,175,961
1,250,000	BXMT, Ltd. 2020-FL3 (1-Month CME Term SOFR + 2.664%)[1,4]	11/15/37	7.996	1,056,560
146,085	CG-CCRE Commercial Mortgage Trust 2014-FL2 (1-Month CME Term SOFR + 4.114%)[1,2,4]	11/15/31	9.448	114,486
786,000	CG-CCRE Commercial Mortgage Trust 2014-FL2 (1-Month CME Term SOFR + 4.114%)[1,4]	11/15/31	8.149	549,583
1,375,473	CG-CCRE Commercial Mortgage Trust 2014-FL2 (1-Month CME Term SOFR + 4.864%)[1,2,4]	11/15/31	10.198	734,777
2,870,000	Citigroup Commercial Mortgage Trust 2023-PRM3[1,3,4]	07/10/28	6.360	2,917,496
4,590,000	Commercial Mortgage Pass Through Certificate[1]	07/12/28	7.121	4,837,157
2,460,000	DC Commercial Mortgage Trust 2023-DC1	09/12/40	6.804	2,531,101
7,660,000	Freddie Mac Multifamily Structured Pass Through Certificates K753[3,4]	12/25/30	5.207	1,987,739
7,660,000	FREMF Mortgage Trust 2023-K753[1,5]	12/25/30	0.000	3,798,288
26,240,000	FREMF Mortgage Trust 2023-K753[1]	12/25/30	0.100	127,162
126,988,817	FREMF Mortgage Trust 2023-K753[1]	01/01/50	0.100	598,295
1,000,000	Hudsons Bay Simon JV Trust 2015-HB10[1,3,4]	08/05/34	5.629	788,474
3,150,000	INTOWN Mortgage Trust 2022-STAY (1-Month CME Term SOFR + 4.134%)[1,4]	08/15/39	9.467	3,162,831
240,000	JPMBB Commercial Mortgage Securities Trust 2014-C24[1,3,4]	11/15/47	4.013	171,577
2,326,739	Morgan Stanley Capital I Trust 2019-BPR (1-Month CME Term SOFR + 1.992%)[1,4]	05/15/36	7.345	2,291,320
5,860,000	MTN Commercial Mortgage Trust 2022-LPFL (1-Month CME Term SOFR + 1.896%)[1,4]	03/15/39	7.236	5,684,881
1,059,912	NADG NNN Operating LP 2019-1[1]	12/28/49	3.368	1,017,991
2,745,897	Ready Capital Mortgage Financing LLC 2021-FL7 (1-Month CME Term SOFR + 1.314%)[1,4]	11/25/36	6.650	2,728,735
2,700,000	SCOTT Trust 2023-SFS[1]	03/15/40	5.910	2,729,756
2,270,000	SPGN Mortgage Trust 2022-TFLM (1-Month CME Term SOFR + 2.650%)[1,4]	02/15/39	7.983	2,156,500
1,310,000	SPGN Mortgage Trust 2022-TFLM (1-Month CME Term SOFR + 3.500%)[1,4]	02/15/39	8.833	1,224,427
890,000	STWD, Ltd. 2019-FL1 (1-Month CME Term SOFR + 1.714%)[1,4]	07/15/38	7.048	827,157

BBH INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2024 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	COMMERCIAL MORTGAGE BACKED SECURITIES
	(continued)
$9,507	UBS-BAMLL Trust 2012-WRM[1]	06/10/30	3.663%	$8,720
2,915,000	Wells Fargo Commercial Mortgage Trust 2020-SDAL (1-Month CME Term SOFR + 1.454%)[1,4]	02/15/37	6.788	2,885,476
	Total Commercial Mortgage Backed Securities
	(Cost $53,594,645)			52,214,062

	CORPORATE BONDS (44.7%)
	AEROSPACE/DEFENSE (0.9%)
2,220,000	BAE Systems, Plc.[1]	04/15/30	3.400	2,046,054
2,700,000	Boeing Co.	02/01/28	3.250	2,533,272
2,814,000	Spirit AeroSystems, Inc.[1]	11/30/29	9.375	3,048,901
				7,628,227
	AGRICULTURE (0.2%)
1,890,000	Cargill, Inc.[1]	10/11/32	5.125	1,921,906

	BANKS (9.6%)
2,790,000	ASB Bank, Ltd. (5-Year CMT Index + 2.250%)[1,4]	06/17/32	5.284	2,756,100
1,635,000	Bank Leumi Le-Israel BM1	07/27/27	5.125	1,602,222
5,910,000	Bank of America Corp. (5-Year CMT Index + 2.760%)[4,6]		4.375	5,396,909
3,035,000	Bank of New Zealand[1]	02/07/28	4.846	3,031,888
3,095,000	Bank of Nova Scotia	03/11/27	2.951	2,937,374
3,485,000	Canadian Imperial Bank of Commerce	10/03/28	5.986	3,652,883
2,665,000	Comerica Bank	07/27/25	4.000	2,592,403
2,920,000	Comerica Bank (SOFR + 2.610%)[4]	08/25/33	5.332	2,684,429
6,240,000	Fifth Third Bancorp (SOFR + 2.192%)[4]	10/27/28	6.361	6,443,427
165,000	Fifth Third Bancorp (SOFR + 2.127%)[4]	07/28/30	4.772	160,646
2,140,000	HSBC Holdings, Plc (SOFR + 3.350%)[4]	11/03/28	7.390	2,297,853
1,735,000	HSBC Holdings, Plc.	03/31/30	4.950	1,733,134
1,140,000	HSBC Holdings, Plc (SOFR + 2.387%)[4]	06/04/31	2.848	985,329
3,285,000	HSBC Holdings, Plc (SOFR + 2.390%)[4]	03/09/34	6.254	3,488,455
6,256,000	Huntington Bancshares, Inc. (SOFR + 1.970%)[4]	08/04/28	4.443	6,079,850
2,160,000	Lloyds Banking Group, Plc. (1-Year CMT Index + 1.700%)[4]	03/06/29	5.871	2,208,435
2,025,000	Lloyds Banking Group, Plc. (1-Year CMT Index + 3.750%)[4]	11/15/33	7.953	2,293,445
2,000,000	Morgan Stanley (SOFR + 1.610%)[4]	04/20/28	4.210	1,953,474
2,055,000	Morgan Stanley (SOFR + 2.560%)[4]	10/18/33	6.342	2,217,370
2,810,000	National Australia Bank, Ltd.[1]	01/12/33	6.429	2,969,572
2,445,000	NatWest Group, Plc (1-Year CMT Index + 2.850%)[4]	11/10/26	7.472	2,533,401
1,780,000	NatWest Group, Plc (1-Year CMT Index + 2.100%)[4]	03/02/34	6.016	1,861,344
2,360,000	Santander Holdings USA, Inc. (SOFR + 2.356%)[4]	03/09/29	6.499	2,442,416
1,620,000	Truist Financial Corp. (SOFR + 2.446%)[4]	10/30/29	7.161	1,749,544
4,445,000	Truist Financial Corp. (SOFR + 1.620%)[4]	01/24/30	5.435	4,482,884
1,525,000	UBS Group AG (1-Year CMT Index + 1.750%)[1,4]	05/12/28	4.751	1,503,169

BBH INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2024 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	CORPORATE BONDS (continued)
	BANKS (continued)
$4,025,000	UBS Group AG (1-Year CMT Index + 2.200%)[1,4]	01/12/34	5.959%	$4,167,578
6,100,000	US Bancorp (5-Year CMT Index + 2.541%)[4,6]		3.700	5,259,441
1,245,000	Wells Fargo & Co. (SOFR + 2.000%)[4]	04/30/26	2.188	1,197,740
1,165,000	Wells Fargo & Co. (SOFR + 2.100%)[4]	06/02/28	2.393	1,074,928
3,020,000	Wells Fargo & Co. (SOFR + 1.500%)[4]	03/02/33	3.350	2,650,776
				86,408,419
	DIVERSIFIED FINANCIAL SERVICES (4.4%)
2,140,000	Ally Financial, Inc. (SOFR + 2.820%)[4]	01/03/30	6.848	2,209,255
1,265,000	American Express Co.	03/04/27	2.550	1,186,165
1,250,000	American Express Co. (SOFR + 2.255%)[4]	05/26/33	4.989	1,237,429
2,455,000	Ares Management Corp.	11/10/28	6.375	2,593,462
2,685,000	Avolon Holdings Funding, Ltd.[1]	07/01/24	3.950	2,660,182
925,000	Avolon Holdings Funding, Ltd.[1]	01/15/26	5.500	919,501
5,705,000	Bread Financial Holdings, Inc.[1]	03/15/29	9.750	5,698,097
2,338,000	Brightsphere Investment Group, Inc.	07/27/26	4.800	2,227,974
2,345,000	Capital One Financial Corp.	05/11/27	3.650	2,242,988
1,630,000	Capital One Financial Corp. (SOFR + 3.070%)[4]	10/30/31	7.624	1,800,516
4,125,000	Credit Acceptance Corp.[1]	12/15/28	9.250	4,331,279
2,485,000	Drawbridge Special Opportunities Fund LP / Drawbridge Special Opportunities Finance[1]	02/15/26	3.875	2,292,144
2,550,000	GCM Grosvenor Diversified Alternatives Issuer LLC[1,2]	11/15/41	6.000	2,092,530
2,050,000	Oxford Finance LLC / Oxford Finance Co.-Issuer II, Inc.[1]	02/01/27	6.375	1,945,081
4,620,000	Sculptor Alternative Solutions LLC[1,2]	05/15/37	6.000	4,009,236
2,655,000	Strategic Credit Opportunities Partners LLC	04/01/26	4.250	2,496,645
				39,942,484
	ELECTRIC (3.3%)
1,840,000	Alabama Power Co.	03/15/32	3.050	1,629,697
4,160,000	Alexander Funding Trust II1	07/31/28	7.467	4,392,644
2,100,000	Duke Energy Florida LLC	11/15/52	5.950	2,276,711
1,880,000	Duke Energy Ohio, Inc.	04/01/53	5.650	1,944,500
227,000	Duke Energy Progress LLC	03/15/53	5.350	227,004
5,065,000	Edison International (5-Year CMT Index + 4.698%)[4,6]		5.375	4,873,210
3,375,000	Florida Power & Light Co.	05/15/33	4.800	3,390,358
2,095,000	Narragansett Electric Co.[1]	04/09/30	3.395	1,933,781
2,120,000	Nevada Power Co.	05/01/53	5.900	2,240,185
3,500,000	Oncor Electric Delivery Co. LLC	05/15/28	4.300	3,455,019
3,455,000	Vistra Operations Co. LLC[1]	10/15/33	6.950	3,651,282
				30,014,391
	ENERGY-ALTERNATE SOURCES (0.5%)
4,500,000	NextEra Energy Partners LP1	06/15/26	2.500	4,038,750

BBH INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2024 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	CORPORATE BONDS (continued)
	FOOD (0.4%)
$3,445,000	Sysco Corp.	01/17/34	6.000%	$3,711,065

	HEALTHCARE-SERVICES (0.6%)
2,545,000	PeaceHealth Obligated Group	11/15/50	3.218	1,718,643
3,260,000	Providence St Joseph Health Obligated Group	10/01/33	5.403	3,309,169
490,000	Sutter Health	08/15/30	2.294	420,965
				5,448,777
	INSURANCE (10.0%)
4,175,000	Aegon, Ltd. (6-Month USD-LIBOR + 3.540%)[4]	04/11/48	5.500	4,033,341
2,940,000	American Coastal Insurance Corp.	12/15/27	7.250	2,579,850
2,880,000	Ascot Group, Ltd.[1]	12/15/30	4.250	2,379,184
2,035,000	Athene Global Funding[1]	06/29/25	2.550	1,944,711
2,790,000	Athene Holding, Ltd.	02/01/33	6.650	2,982,887
5,715,000	AXIS Specialty Finance LLC (5-Year CMT Index + 3.186%)[4]	01/15/40	4.900	4,907,951
2,920,000	Corebridge Financial, Inc. (5-Year CMT Index + 3.846%)[4]	12/15/52	6.875	2,928,469
3,175,000	Corebridge Global Funding[1]	09/19/28	5.900	3,292,719
4,210,000	Doctors Co. An Interinsurance Exchange[1]	01/18/32	4.500	3,337,821
1,600,000	Enstar Finance LLC (5-Year CMT Index + 5.468%)[4]	09/01/40	5.750	1,534,350
4,100,000	Enstar Finance LLC (5-Year CMT Index + 4.006%)[4]	01/15/42	5.500	3,620,234
5,540,000	F&G Annuities & Life, Inc.	01/13/28	7.400	5,750,245
2,195,000	Fairfax Financial Holdings, Ltd.	04/29/30	4.625	2,117,295
4,765,000	Fidelis Insurance Holdings, Ltd. (5-Year CMT Index + 6.323%)[1,4]	04/01/41	6.625	4,669,700
3,128,000	First American Financial Corp.	08/15/31	2.400	2,489,966
3,485,000	Global Atlantic Finance Co.[1]	06/15/33	7.950	3,872,386
1,690,000	Metropolitan Life Global Funding I1	03/21/29	3.300	1,571,219
2,280,000	Metropolitan Life Global Funding I1	03/28/33	5.150	2,304,520
1,580,000	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (5-Year CMT Index + 3.982%)[1,4]	05/23/42	5.875	1,598,565
3,708,000	PartnerRe Finance B LLC (5-Year CMT Index + 3.815%)[4]	10/01/50	4.500	3,309,390
4,365,000	Protective Life Global Funding[1]	01/12/27	4.992	4,390,470
5,720,000	RenaissanceRe Holdings, Ltd.	06/05/33	5.750	5,802,445
3,460,000	RGA Global Funding[1]	01/11/31	5.500	3,470,759
2,995,000	SiriusPoint, Ltd.[1]	11/01/26	4.600	2,807,812
3,125,000	Stewart Information Services Corp.	11/15/31	3.600	2,461,828
4,830,000	Swiss Re Finance Luxembourg S.A. (5-Year CMT Index + 3.582%)[1,4]	04/02/49	5.000	4,660,950
6,280,000	Universal Insurance Holdings, Inc.	11/30/26	5.625	5,875,131
				90,694,198

BBH INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2024 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	CORPORATE BONDS (continued)
	INVESTMENT COMPANIES (5.2%)
$317,000	Blue Owl Capital Corp. II1	11/26/24	4.625%	$313,218
2,560,000	Blue Owl Technology Finance Corp.[1]	06/30/25	6.750	2,534,474
2,490,000	Capital Southwest Corp.	01/31/26	4.500	2,364,504
1,635,000	CION Investment Corp.	02/11/26	4.500	1,561,715
5,725,000	Fairfax India Holdings Corp.[1]	02/26/28	5.000	5,138,187
2,930,000	Franklin BSP Lending Corp.[1]	12/15/24	4.850	2,857,999
1,370,000	FS KKR Capital Corp.	02/01/25	4.125	1,342,738
3,450,000	FS KKR Capital Corp.[1]	02/14/25	4.250	3,383,617
2,330,000	Gladstone Capital Corp.	01/31/26	5.125	2,244,932
2,580,000	Golub Capital BDC, Inc.	04/15/24	3.375	2,565,982
1,965,000	Main Street Capital Corp.	05/01/24	5.200	1,959,217
2,960,000	MidCap Financial Investment Corp.	07/16/26	4.500	2,761,000
3,185,000	Morgan Stanley Direct Lending Fund	02/11/27	4.500	3,076,170
2,095,000	OFS Capital Corp.	02/10/26	4.750	1,911,820
2,535,000	PennantPark Floating Rate Capital, Ltd.	04/01/26	4.250	2,382,148
3,025,000	Saratoga Investment Corp.	02/28/26	4.375	2,864,550
3,050,000	Silver Point Specialty Credit Fund, L.P.[1,2]	11/04/26	4.000	2,723,982
1,775,000	Stellus Capital Investment Corp.	03/30/26	4.875	1,644,961
3,165,000	Trinity Capital, Inc.	12/15/26	4.250	2,914,277
				46,545,491
	MACHINERY-DIVERSIFIED (0.5%)
2,275,000	CNH Industrial Capital LLC	04/10/28	4.550	2,255,867
2,450,000	CNH Industrial Capital LLC	01/12/29	5.500	2,519,552
				4,775,419
	MEDIA (0.3%)
2,850,000	CCO Holdings LLC / CCO Holdings Capital Corp.[1]	03/01/31	7.375	2,880,281

	MINING (0.3%)
2,485,000	Glencore Funding LLC[1]	10/06/28	6.125	2,612,171

	PACKAGING & CONTAINERS (0.2%)
1,465,000	AptarGroup, Inc.	03/15/32	3.600	1,316,110

	PHARMACEUTICALS (0.8%)
730,000	Bausch Health Cos., Inc.[1]	06/01/28	4.875	412,761
3,885,000	Bristol-Myers Squibb Co.	02/01/31	5.750	4,128,828
2,945,000	Pfizer Investment Enterprises Pte, Ltd.	05/19/30	4.650	2,954,057
				7,495,646
	PIPELINES (1.0%)
4,045,000	Energy Transfer LP (3-Month USD-LIBOR + 4.028%)[4,6]		9.669	3,958,328
1,725,000	EnLink Midstream LLC[1]	09/01/30	6.500	1,760,309
2,430,000	Harvest Midstream I LP1	09/01/28	7.500	2,454,555

BBH INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2024 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	CORPORATE BONDS (continued)
	PIPELINES (continued)
$1,150,000	Northriver Midstream Finance LP1	02/15/26	5.625%	$1,120,801
				9,293,993
	PRIVATE EQUITY (0.2%)
2,095,000	Apollo Management Holdings LP (5-Year CMT Index + 3.266%)[1,4]	01/14/50	4.950	1,971,259

	REAL ESTATE INVESTMENT TRUSTS (4.1%)
3,340,000	American Tower Trust #1[1]	03/15/28	5.490	3,385,156
4,140,000	Arbor Realty SR, Inc.[1]	10/15/27	8.500	4,073,342
3,765,000	Blackstone Mortgage Trust, Inc.[1]	01/15/27	3.750	3,319,423
5,075,000	EF Holdco / EF Cayman Hold / Ellington Finance REIT Cayman / TRS / EF Cayman Non-MTM[1]	04/01/27	5.875	4,841,317
3,440,000	Extra Space Storage LP	07/01/30	5.500	3,517,915
2,955,000	Federal Realty OP LP	05/01/28	5.375	2,991,093
2,065,000	HAT Holdings I LLC / HAT Holdings II LLC[1]	06/15/26	3.375	1,919,023
2,300,000	HAT Holdings I LLC / HAT Holdings II LLC[1]	09/15/30	3.750	1,900,324
2,750,000	Rexford Industrial Realty LP	06/15/28	5.000	2,760,882
2,000,000	SBA Tower Trust[1]	01/15/28	6.599	2,053,583
1,380,000	Scentre Group Trust 1 / Scentre Group Trust 2[1]	02/12/25	3.500	1,352,779
1,945,000	Scentre Group Trust 1 / Scentre Group Trust 2[1]	01/28/26	3.625	1,891,598
1,345,000	Scentre Group Trust 2 (5-Year CMT Index + 4.685%)[1,4]	09/24/80	5.125	1,231,305
2,065,000	Starwood Property Trust, Inc.[1]	01/15/27	4.375	1,911,715
				37,149,455
	RETAIL (0.7%)
3,238,000	Macy's Retail Holdings LLC[1]	03/15/30	5.875	3,070,433
3,450,000	Nordstrom, Inc.	04/01/30	4.375	2,993,496
				6,063,929
	SEMICONDUCTORS (0.7%)
5,575,000	ams-OSRAM AG1	03/30/29	12.250	6,026,408

	TELECOMMUNICATIONS (0.1%)
875,000	Connect Finco S.a.r.l. / Connect US Finco LLC[1]	10/01/26	6.750	855,166

	TRUCKING & LEASING (0.7%)
1,925,000	Penske Truck Leasing Co. LP / PTL Finance Corp.[1]	02/01/28	5.700	1,967,192
2,380,000	Penske Truck Leasing Co. LP / PTL Finance Corp.[1]	05/01/28	5.550	2,422,107
2,050,000	Penske Truck Leasing Co. LP / PTL Finance Corp.[1]	08/01/28	6.050	2,127,748
				6,517,047
	Total Corporate Bonds (Cost $411,679,797)			403,310,592

BBH INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2024 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	LOAN PARTICIPATIONS AND ASSIGNMENTS (12.1%)
$4,343,500	AAdvantage Loyality IP, Ltd. (3-Month CME Term SOFR + 4.750%)[4]	04/20/28	10.329%	$4,444,226
3,283,039	AHP Health Partners, Inc. (1-Month CME Term SOFR + 3.500%)[4]	08/24/28	8.947	3,284,680
4,491,600	Air Canada (3-Month CME Term SOFR + 3.500%)[4]	08/11/28	9.139	4,490,881
2,196,675	AL NGPL Holdings LLC (3-Month CME Term SOFR + 3.500%)[4]	04/13/28	8.829	2,195,313
2,988,073	Allen Media LLC (3-Month CME Term SOFR + 5.500%)[4]	02/10/27	10.998	2,665,600
2,279,162	Allspring Buyer LLC (3-Month CME Term SOFR + 3.250%)[4]	11/01/28	8.887	2,268,131
943,063	Allspring Buyer LLC (3-Month CME Term SOFR + 4.000%)[4]	11/01/28	9.375	938,743
2,050,000	American Airlines, Inc. (3-Month CME Term SOFR + 3.500%)[4]	06/04/29	8.869	2,046,166
2,406,033	Athenahealth Group, Inc. (1-Month CME Term SOFR + 3.250%)[4]	02/15/29	8.583	2,369,942
1,177,794	Avolon TLB Borrower 1 (US) LLC Term B6 (1-Month CME Term SOFR + 2.000%)[4]	06/22/28	7.337	1,177,004
1,857,206	Axalta Coating Systems Dutch Holding B BV Term B5 (3- Month CME Term SOFR + 2.500%)[4]	12/20/29	7.848	1,856,909
2,201,500	Bausch Health Companies, Inc. (1-Month CME Term SOFR + 5.250%)[4]	02/01/27	10.687	1,728,177
2,759,954	BCP Renaissance Parent LLC Term B4 (3-Month CME Term SOFR + 3.500%)[4]	10/31/28	8.871	2,761,334
890,589	Buckeye Partners LP Term B1 (1-Month CME Term SOFR + 2.250%)[4]	11/01/26	7.683	889,102
3,602,775	Central Parent LLC (3-Month CME Term SOFR + 4.000%)[4]	07/06/29	9.348	3,606,990
5,568,349	Connect Finco S.a.r.l. (1-Month CME Term SOFR + 3.500%)[4]	12/11/26	8.833	5,559,662
3,073,571	Delos Aircraft Designated Activity Co. (3-Month CME Term SOFR + 2.000%)[4]	10/31/27	7.348	3,078,182
2,260,442	Eastern Power LLC (1-Month CME Term SOFR + 3.750%)[4]	10/02/25	9.197	2,244,438
2,299,647	Elanco Animal Health, Inc. (1-Month CME Term SOFR + 1.750%)[4]	08/01/27	7.203	2,253,010
1,891,463	Geon Performance Solutions LLC (Fka. Echo US Holdings LLC) (3-Month CME Term SOFR + 4.750%)[4]	08/18/28	10.360	1,884,370
1,541,999	GIP II Blue Holding, LP (1-Month CME Term SOFR + 4.500%)[4]	09/29/28	9.947	1,541,722
1,543,419	Global Medical Response, Inc. (3-Month CME Term SOFR + 4.250%)[4]	03/14/25	9.824	1,310,625
4,288,631	ILPEA Parent, Inc. (1-Month CME Term SOFR + 4.500%)[4]	06/22/28	9.954	4,202,859
3,890,000	INEOS Enterprises Holdings US Finco LLC Term B (3-Month CME Term SOFR + 3.750%)[4]	07/08/30	9.238	3,880,275
3,705,000	Iqvia, Inc. Term B4 (3-Month CME Term SOFR + 2.000%)[4]	01/02/31	7.348	3,708,705

BBH INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2024 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	LOAN PARTICIPATIONS AND ASSIGNMENTS (continued)
$1,652,665	Iridium Satellite LLC Term B3 (1-Month CME Term SOFR + 2.500%)[4]	09/20/30	7.833%	$1,647,938
2,520,508	Jazz Pharmaceuticals Plc. Term B1 (1-Month CME Term SOFR + 3.000%)[4]	05/05/28	8.447	2,518,542
2,245,800	LendingTree, Inc. Term B (1-Month CME Term SOFR + 3.750%)[4]	09/15/28	9.197	2,070,628
2,664,000	Lumen Technologies, Inc. Term A (1-Month CME Term SOFR + 2.000%)[4]	01/31/25	7.447	2,440,890
3,635,000	Medallion Midland Acquisition, LP (3-Month CME Term SOFR + 3.500%)[4]	10/18/28	8.864	3,641,834
2,996,625	Medline Borrower, LP (1-Month CME Term SOFR + 3.000%)[4]	10/23/28	8.451	2,990,062
3,016,275	MIP V Waste LLC (3-Month CME Term SOFR + 3.250%)[4]	12/08/28	8.824	3,001,194
3,005,813	MPH Acquisition Holdings LLC (3-Month CME Term SOFR + 4.250%)[4]	09/01/28	9.900	2,868,146
6,368,875	OCM System One Buyer CTB LLC (3-Month CME Term SOFR + 4.000%)[4]	03/02/28	9.498	6,344,992
2,360,288	Organon & Co. (1-Month CME Term SOFR + 3.000%)[4]	06/02/28	8.450	2,355,874
3,363,407	Propulsion (BC) Newco LLC (3-Month CME Term SOFR + 3.750%)[4]	09/14/29	9.098	3,359,909
1,582,500	SkyMiles IP, Ltd. (3-Month CME Term SOFR + 3.750%)[4]	10/20/27	9.068	1,617,204
1,791,900	Starwood Property Mortgage LLC (1-Month CME Term SOFR + 3.250%)[4]	11/18/27	8.583	1,787,420
2,933,576	United AirLines, Inc. Term B (1-Month CME Term SOFR + 3.750%)[4]	04/21/28	9.201	2,934,045
1,117,213	Verscend Holding Corp. Team B1 (1-Month CME Term SOFR + 4.000%)[4]	08/27/25	9.447	1,116,810
1,778,786	Vistra Operations Company LLC (fka Tex Operations Co. LLC) (1-Month CME Term SOFR + 2.000%)[4]	12/20/30	7.333	1,762,937
	Total Loan Participations and Assignments
	(Cost $110,397,028)			108,845,471

	MUNICIPAL BONDS (0.6%)
1,645,000	Indiana Finance Authority, Revenue Bonds	03/01/51	3.313	1,163,515
5,605,000	Port Authority of New York & New Jersey, Revenue Bonds	10/01/33	2.000	4,635,302
	Total Municipal Bonds (Cost $7,324,003)			5,798,817

	PREFERRED STOCKS (2.4%)
79,000	Apollo Global Management, Inc. (5-Year CMT Index + 3.226%)[4]	09/15/53	7.625	2,140,110
99,600	Crescent Capital BDC, Inc.	05/25/26	5.000	2,334,624

BBH INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2024 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	PREFERRED STOCKS (continued)
$178,600	Eagle Point Credit Co., Inc.	01/31/29	5.375%	$4,022,072
66,200	Ellington Financial, Inc. (5-Year CMT Index + 5.130%)[4,6]		8.625	1,607,998
132,600	Gladstone Investment Corp.	11/01/28	4.875	2,950,350
93,600	Horizon Technology Finance Corp.	03/30/26	4.875	2,286,648
130,800	Oxford Lane Capital Corp.	01/31/27	5.000	3,008,400
114,000	Trinity Capital, Inc.	01/16/25	7.000	2,895,600
	Total Preferred Stocks (Cost $22,400,836)			21,245,802

	RESIDENTIAL MORTGAGE BACKED SECURITIES (0.1%)
359,709	Cascade Funding Mortgage Trust 2018-RM2[1,3,4]	10/25/68	4.000	355,534
297,396	Cascade Funding Mortgage Trust 2019-RM3[1,3,4]	06/25/69	2.800	289,831
309,961	RMF Proprietary Issuance Trust 2019-1[1,3,4]	10/25/63	2.750	272,277
	Total Residential Mortgage Backed Securities (Cost $963,381)			917,642

	U.S. TREASURY BILLS (1.9%)
7,400,000	U.S. Treasury Bill[5]	02/06/24	0.000	7,394,656
6,000,000	U.S. Treasury Bill[5]	02/13/24	0.000	5,989,510
1,900,000	U.S. Treasury Bill[5,7]	04/18/24	0.000	1,878,858
2,100,000	U.S. Treasury Bill[5,7]	07/25/24	0.000	2,048,931
	Total U.S. Treasury Bills (Cost $17,311,707)			17,311,955

	U.S. TREASURY BONDS AND NOTES (13.3%)
3,900,000	U.S. Treasury Bond	08/15/41	1.750	2,676,832
19,675,000	U.S. Treasury Bond	02/15/43	3.875	18,521,399
31,835,000	U.S. Treasury Bond	08/15/50	1.375	17,128,722
30,725,000	U.S. Treasury Bond	02/15/53	3.625	27,585,289
5,000,000	U.S. Treasury Bond	05/15/53	3.625	4,492,969
16,400,000	U.S. Treasury Note	10/31/25	5.000	16,586,422
300,000	U.S. Treasury Note	08/15/26	1.500	281,473
500,000	U.S. Treasury Note	08/31/28	1.125	442,461
10,000,000	U.S. Treasury Note	11/30/28	4.375	10,219,531
400,000	U.S. Treasury Note	05/15/30	0.625	327,266
23,250,000	U.S. Treasury Note[7]	05/15/33	3.375	22,221,914
	Total U.S. Treasury Bonds and Notes
	(Cost $121,015,238)			120,484,278

TOTAL INVESTMENTS (Cost $912,789,537)[8]			99.1%	$894,855,365
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES			0.9%	8,171,609
NET ASSETS			100.0%	$903,026,974

BBH INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2024 (unaudited)

[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities owned at January 31, 2024 was $388,938,636 or 43.1% of net assets.
[2]	Security that used significant unobservable inputs to determine fair value.
[3]	This variable rate security is based on a predetermined schedule and the rate at period end also represents the reference rate at period end.
[4]	Variable rate instrument. Interest rates change on specific dates (such as coupon or interest payment date). The yield shown represents the January 31, 2024 coupon or interest rate.
[5]	Security issued with zero coupon. Income is recognized through accretion of discount.
[6]	Security is perpetual in nature and has no stated maturity date.
[7]	All or a portion of this security is held at the broker as collateral for open futures contracts.
[8]	The aggregate cost of investments and derivatives for federal income tax purposes is $912,789,537, the aggregate gross unrealized appreciation is $20,788,683 and the aggregate gross unrealized depreciation is $30,317,509, resulting in net unrealized depreciation of $9,528,826.

Abbreviations:

CME – Chicago Mercantile Exchange.

CMT – Constant Maturity Treasury.

LIBOR – London Interbank Offered Rate.

SOFR – Secured Overnight Financing Rate.

FINANCIAL FUTURES CONTRACTS

The following futures contracts were open at January 31, 2024:

	Number of	Expiration		Market	Unrealized
Description	Contracts	Date	Notional Amount	Value	Gain / (Loss)
Contracts to Buy:
U.S. Long Bond	340	March 2024	$39,336,406	$41,596,875	$2,260,469
U.S. Treasury 10-Year Notes	671	March 2024	73,359,163	75,372,172	2,013,009
U.S. Treasury 10-Year Ultra Bond	800	March 2024	90,502,679	93,500,000	2,997,321
U.S. Ultra Bond	235	March 2024	28,512,109	30,366,406	1,854,297
					$9,125,096
Contracts to Sell:
U.S. Treasury 5-Year Notes	470	March 2024	$50,223,844	$50,943,594	$(719,750)

Net Unrealized Gain on Open Futures Contracts					$8,405,346

FAIR VALUE MEASUREMENTS

BBH Income Fund (the “Fund”) is required to disclose information regarding the fair value measurements of the Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including, for example, the risk inherent in a particular valuation technique used to measure fair value, including the model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own considerations about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

BBH INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2024 (unaudited)

Authoritative guidance establishes three levels of the fair value hierarchy as follows:

—	Level 1 – unadjusted quoted prices in active markets for identical assets and liabilities.

—	Level 2 – significant other observable inputs (including quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk, etc.).

—	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets and liabilities).

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires judgment by the investment adviser. The investment adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the investment adviser’s perceived risk of that instrument.

Financial assets within Level 1 are based on quoted market prices in active markets. The Fund does not adjust the quoted price for these instruments.

Financial instruments that trade in markets that are not considered to be active but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include investment-grade corporate bonds, U.S. Treasury notes and bonds, and certain non-U.S. sovereign obligations and over-the-counter derivatives. As Level 2 financial assets include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Financial assets classified within Level 3 have significant unobservable inputs, as they trade infrequently. Level 3 financial assets include private equity and certain corporate debt securities.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of January 31, 2024.

Investments, at value	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of January 31, 2024
Asset Backed Securities	$–	$158,523,008	$6,203,738	$164,726,746
Commercial Mortgage Backed Securities	–	51,364,799	849,263	52,214,062
Corporate Bonds	–	394,484,844	8,825,748	403,310,592
Loan Participations and Assignments	–	108,845,471	–	108,845,471
Municipal Bonds	–	5,798,817	–	5,798,817
Preferred Stocks	21,245,802	–	–	21,245,802
Residential Mortgage Backed Securities	–	917,642	–	917,642
U.S. Treasury Bills	–	17,311,955	–	17,311,955
U.S. Treasury Bonds and Notes	–	120,484,278	–	120,484,278
Total Investments, at value	$21,245,802	$857,730,814	$15,878,749	$894,855,365

Other Financial Instruments, at value
Financial Futures Contracts	$8,405,346	$–	$–	$8,405,346
Other Financial Instruments, at value	$8,405,346	$–	$–	$8,405,346

BBH INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2024 (unaudited)

The following is a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining fair value during the period ended January 31, 2024:

	Asset Backed Securities	Commercial Mortgage Backed Securities	Corporate Bonds	Total
Balance as of October 31, 2023	$6,126,472	$1,583,531	$8,507,034	$16,217,037
Purchases	—	—	—	—
Sales/Paydowns	(139,927)	(883,950)	—	(1,023,877)
Realized gains/(losses)	—	—	—	—
Change in unrealized appreciation/(depreciation)	217,193	149,988	318,714	685,895
Amortization	—	(306)	—	(306)
Transfers from Level 3	—	—	—	—
Transfers to Level 3	—	—	—	—
Balance as of January 31, 2024	$6,203,738	$849,263	$8,825,748	$15,878,749

Fund investments classified as Level 3 were either single broker quoted or fair valued using a market approach or an income approach with valuation inputs such as a discounted cash flow model or market price information adjusted for changes in an appropriate index. As of January 31, 2024, $8,057,127 of value of the Level 3 assets in the Fund was based on a single quote from a broker.

Portfolio holdings are shown as of the date indicated. Since market conditions fluctuate suddenly and frequently, the portfolio holdings may change and this list is not indicative of future portfolio composition. These portfolio holdings are not intended to be and do not constitute recommendations that others buy, sell, or hold any of the securities listed.

For more complete information on the Fund, call 1-800-575-1265 for a prospectus or visit www.bbhfunds.com. You should consider the Fund's investment objectives, risks, charges, and expenses carefully before you invest. Information about these and other important subjects is in the Fund's prospectus, which you should read carefully before investing.

The BBH Funds are managed by a separately identifiable department within Brown Brothers Harriman & Co. Shares of the Fund are distributed by ALPS Distributors, Inc., located at 1290 Broadway, Suite 1000, Denver, CO 80203.